Subsequent Events - Issuance of Preferred Stock and Warrants (Details) $ / shares in Units, shares in Thousands, $ in Thousands	Mar. 04, 2024 USD ($) vote $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 27, 2023 $ / shares
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)			$ 0.0001
Exercise price (in dollars per share)			11.5
Subsequent Event
Subsequent Event [Line Items]
Right to purchase an amount of shares of outstanding common stock, percentage	0.015
Exercise price (in dollars per share)	$ 0.01
Warrant expiration period	5 years
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Maximum value of common stock issued from exercise of warrants | $	$ 11,250
Subsequent Event | Anniversary Period 2
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants	0.50
Subsequent Event | Anniversary Period 3
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants	1
Subsequent Event | Anniversary Period 4
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants	1
Redeemable Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares	25
Redeemable Preferred Stock | Subsequent Event | Private Placement
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)	$ 0.0001
Initial stated value | $	$ 1
Number of votes per share of preferred stock | vote	1
Minimum percentage of cash dividends declared on third dividend payment date	0.43
Percentage of cash dividends on each subsequent dividend payment date	1
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 1
Subsequent Event [Line Items]
Dividend rate	0.10
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 2
Subsequent Event [Line Items]
Dividend rate	0.12
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 3
Subsequent Event [Line Items]
Dividend rate	0.14
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 4
Subsequent Event [Line Items]
Dividend rate	0.16
Common Class A
Subsequent Event [Line Items]
Par value (in dollars per share)		$ 0.0001	$ 0.0001
Common Class A | Subsequent Event
Subsequent Event [Line Items]
Par value (in dollars per share)	$ 0.0001